PROPERTY, PLANT AND EQUIPMENT, NET - Schedule Of Property Plant And Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 50,051	$ 46,321	$ 26,758
Accumulated depreciation	(11,717)	(10,791)	(7,237)
Property, plant and equipment, net	38,334	35,530	19,521
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	7,595	7,607	5,742
Satellites [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,209	2,209	0
Ground Station Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,944	1,944	1,331
Office Equipment And Furniture [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,292	2,239	2,106
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	141	142	149
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	8,911	8,533	7,391
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 26,959	$ 23,647	$ 10,039